Income Taxes (Tables)	12 Months Ended
Apr. 30, 2023
Income Tax Disclosure [Abstract]
Schedule of federal statutory rate on income (loss) before income taxes
	Year ended April 30, 2023	Year ended April 30, 2022
Current:
Federal income tax expense	$223,512	$17,246
State income tax expense	116,099	10,492
Deferred:
Federal income tax benefit	(2,345)	—
State income tax benefit	(780)	—
Total	$336,486	$27,738

Schedule of income tax rate reconciliation
	Year ended April 30, 2023	Year ended April 30, 2022
Federal statutory rate	21.00%	(21.00)%
State statutory rate, net of effect of state income tax deductible to federal income tax	7.08%	(6.88)%
Permanent difference – penalties, interest, and others	(1.69)%	(11.70)%
Utilization of net operating losses (“NOL”)	(14.64)%	—%
Valuation allowance	5.28%	44.00%
Effective tax rate	17.03%	4.42%

Schedule of deferred tax assets and liabilities
	April 30, 2023	April 30, 2022
Deferred tax assets:
Inventory reserve	$—	$13,101
Bad debt expense	70,929	—
Lease liabilities, net of ROU	441,997	—
NOL	583,490	872,592
Valuation allowance	(1,085,551)	(885,693)
Deferred tax assets, net	$10,865	$—

Deferred tax liability:
Trademark acquired at acquisition of Maison Monterey Park	51,273	—
Deferred tax liability, net of deferred tax assets	$40,408	$—